Allowance for Doubtful Accounts, Sales Returns and Discounts (Tables)	12 Months Ended
Dec. 31, 2016
Allowance For Doubtful Accounts Sales Returns And Discounts [Abstract]
Schedule Of Allowance For Doubtful Accounts, Sales Returns And Discounts [Table Text Block]
The activity in the allowance for doubtful accounts, sales returns and discounts for the years ended December 31, 2014, 2015 and 2016 is as follows:

Allowance for doubtful accounts

	Balance at			Balance at
	beginning	Charges to	Amounts	end of
Period	of year	earnings	utilized	year
	(in thousands)

Year 2014	$15,359	554	(15,186)	727
Year 2015	$727	310	(262)	775
Year 2016	$775	620	-	1,395

Allowance for sales returns and discounts

	Balance at			Balance at
	beginning	Charges to	Amounts	end of
Period	of year	earnings	utilized	year
	(in thousands)

Year 2014	$929	5,168	(5,229)	868
Year 2015	$868	8,887	(8,982)	773
Year 2016	$773	10,624	(9,861)	1,536